Equity - Authorized shares and secondary follow-on equity offering (Details) - MXN ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 16, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Equity
Par value			$ 0	$ 0
Number of authorized shares			1,011,876,677	1,011,876,677
Treasury shares			(13,257,945)	(13,175,905)
Shares fully subscribed and paid			998,618,732	998,700,772
Equity transaction costs		$ 22,955
Series A shares
Equity
Number of authorized shares			877,856,206	877,856,206
Series B shares
Equity
Number of authorized shares			134,020,471	134,020,471
Ordinary Participation Certificates
Equity
Number of shares sold by shareholders	108,900,000
Number of shares sold by the Company	0
Fixed Class I
Equity
Number of authorized shares			24,180	24,180
Shares fully subscribed and paid			24,180	24,180
Fixed Class I | Series A shares
Equity
Number of authorized shares			3,224	3,224
Fixed Class I | Series B shares
Equity
Number of authorized shares			20,956	20,956
Variable Class II
Equity
Number of authorized shares			1,011,852,497	1,011,852,497
Treasury shares			(13,257,945)	(13,175,905)
Shares fully subscribed and paid			998,594,552	998,676,592
Variable Class II | Series A shares
Equity
Number of authorized shares			877,852,982	877,852,982
Variable Class II | Series B shares
Equity
Number of authorized shares			133,999,515	133,999,515